Tax - Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Tax reconciliation
UK corporation tax	19.00%		19.25%
Profit before tax	£ 1,826	£ 1,951
Expected tax charge	(347)	(376)
Losses and temporary differences in year where no deferred tax asset recognised	(8)	(156)
Foreign profits taxed at other rates	1	72
Losses on disposals and write-downs	(26)	(59)
UK bank levy	(16)	(20)
Regulatory and legal actions	(154)	(21)
Other disallowable items	(34)	(34)
Non-taxable items	8	62
Taxable foreign exchange movements	(5)	9
Losses brought forward and utilised	18	3
Banking surcharge	(188)	(199)
Adjustments in respect of prior years	25	(8)
Actual tax charge	(741)	£ (727)
Deferred tax assets	1,815		£ 1,740
Deferred tax liability	501		583
UK
Tax reconciliation
Reduction in carrying value of deferred tax asset	(15)
Trading losses carried forward	£ 665		£ 680
Limit of offset of losses carried forward (as a percent)	25.00%